INCOME TAX	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 11:-	INCOME TAX

a.	Measurement of results of operations for tax purposes under the Israeli Income Tax Law (Inflationary Adjustments), 1985.

Until December 31, 2007, the results of operations for tax purposes in Israel were measured in terms of earnings in NIS after adjustments for changes in Israel's Consumer Price Index ("CPI"). Commencing January 1, 2008, this law is void and in its place there are transition provisions, whereby the results of operations for tax purposes are to be measured on a nominal basis. As explained in Note 2b, the financial statements are measured in U.S. dollars. The difference between the annual change in Israel's CPI and in the NIS/dollar exchange rate causes a further difference between taxable income and income before taxes shown in the financial statements. In accordance with paragraph 25-3f of ASC TOPIC 740-10-25, Income Taxes, the Company has not provided for deferred income taxes on the above difference between the functional currency and the tax bases of assets and liabilities.

b.	Changes in the Israeli corporate tax rates:

On July 25, 2005, the Israeli Parliament passed an amendment to the Income Tax Ordinance (No. 147) - 2005, gradually reducing the tax rate applicable to the Company as follows: in 2009 - 26% and in 2010 and thereafter - 25%.

On July 23, 2009, as part of the Arrangements Law for the period 2009-2010, article 126 of the Income Tax Ordinance (New Version) – 1961 was amended, whereby the corporate tax rate would be gradually reduced commencing in the 2011 tax year and thereafter, as follows: 2011 – 24%, 2012 – 23%, 2013 – 22%, 2014 – 21%, 2015 – 20% and 2016 and thereafter – 18%.

On December 6, 2011, the Law for the Change in the Tax Burden (Legislative Amendments) – 2011 was publicized.  As part of the law, among other things, the Economic Efficiency Law (Legislative Amendments for the Implementation of the Economic Plan for 2009 and 2010) – 2009 and the Income Tax Ordinance (New Version) – 1961 were amended whereby, commencing in 2012, the blueprint for the reduction in the corporate tax rates will be cancelled and the corporate tax rate will be 25%.

c.	Non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws of the countries in which they are located.

d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the deferred tax assets of the Company and its subsidiaries are as follows:

	December 31,
	2011	2010

Operating loss carryforward	$11,128	$9,814
Reserves and allowances	601	739

Net deferred tax assets before valuation allowance	11,729	10,553
Valuation allowance	(11,729)	(10,553)

Net deferred tax assets	$-	$-

Deferred income taxes consist of the following:
Domestic	$6,892	$5,593
Valuation allowance	(6,892)	(5,593)

Foreign	4,837	4,960
Valuation allowance	(4,837)	(4,960)

	$-	$-

As of December 31, 2011, the Company and its subsidiaries have provided a valuation allowance in a total amount of $11,729 in respect of deferred tax assets resulting from tax loss carryforwards and other temporary differences. Management currently believes that since the Company and its subsidiaries have a history of losses, the deferred tax assets are not considered more likely than not to be realized in the foreseeable future.

e.	Carryforward tax losses:

Vuance Ltd. has accumulated losses for tax purposes as of December 31, 2011, in an amount of approximately $25,226, which may be carried forward and offset against taxable income in the future for an indefinite period. Vuance Ltd. also has a capital loss in an amount of approximately $13,906 which may be carried forward and offset against capital gains for an indefinite period. Losses carryforwards in Israel are measured in NIS.

As of December 31, 2011, Vuance's subsidiaries in the United States have estimated total available carryforward tax losses of approximately $14,182. In the U.S., tax losses can be carried forward for 20 years. However, utilization of U.S. net operating losses may be subject to a substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. These annual limitations may result in the expiration of net operating losses before utilization. An amount of $3,413 of the carryforward tax losses of the Company's subsidiary in the U.S, is subject to such limitation, due to the Security Holding Corp. acquisition in 2007.

f.	Vuance Ltd has assessments which are considered as final until the tax year ended December 31, 2007.

Vuance’s subsidiaries in the United States and Israel have not received final assessments since their incorporation.

g.	Income (loss) before income tax consists of the following:

	Year ended December 31,
	2011	2010	2009

Domestic	$1,359	$(1,275)	$(2,011)
Foreign	(315)	(451)	(477)

	$1,044	$(1,726)	$(2,488)

h.	Reconciliation of the theoretical tax benefit to the actual tax benefit:

A reconciliation of theoretical tax expense, assuming all income is taxed at the statutory rate applicable to the income of companies in Israel, and the actual tax expense, is as follows:

	Year ended December 31,
	2011	2010	2009
Income (loss) before income tax, as reported in the consolidated statements of operations	$1,044	$(1,726)	$(2,488)

Statutory tax rate in Israel	24%	25%	26%

Theoretical tax (benefit) expense	$251	$(432)	$(647)
Carryforward losses and other deferred taxes for which a full valuation allowance was recorded	(253)	486	503
Tax expenses related to withholding tax at source	22	39	31
Differences in taxes resulting from rate applicable to foreign subsidiary and others	5	(43)	184
Actual income tax	$25	$50	$71